Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT1-1224
1.9867678.109
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Global Ltd Class A	52,873	1,047,414
Liberty Global Ltd Class C	51,066	1,052,981

TOTAL BELGIUM		2,100,395
BERMUDA - 0.4%
Financials - 0.4%
Insurance - 0.4%
RenaissanceRe Holdings Ltd	16,355	4,291,552
BRAZIL - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
XP Inc Class A	130,065	2,270,935
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	18,519	330,564
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	39,158	816,053
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	12,531	576,426
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	22,738	2,028,912
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	136,732	3,649,377
UNITED STATES - 98.3%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (b)	78,261	2,796,266
Iridium Communications Inc	37,237	1,092,160
		3,888,426
Entertainment - 0.7%
Liberty Media Corp-Liberty Live Class A (b)	6,271	355,816
Liberty Media Corp-Liberty Live Class C (b)	14,799	863,670
Madison Square Garden Sports Corp Class A (b)	5,926	1,319,720
Playtika Holding Corp	22,386	175,282
Roku Inc Class A (b)	40,285	2,581,463
TKO Group Holdings Inc Class A (b)	25,152	2,937,000
		8,232,951
Interactive Media & Services - 0.5%
IAC Inc Class A (b)	23,711	1,136,943
Match Group Inc (b)	81,945	2,952,479
TripAdvisor Inc Class A (b)	34,431	552,273
Trump Media & Technology Group Corp (b)(c)	18,383	649,655
ZoomInfo Technologies Inc (b)	99,469	1,099,132
		6,390,482
Media - 1.6%
Interpublic Group of Cos Inc/The	120,102	3,530,999
Liberty Broadband Corp Class A (b)	5,284	423,935
Liberty Broadband Corp Class C (b)	35,165	2,842,036
New York Times Co/The Class A	51,250	2,861,800
News Corp Class A	121,264	3,304,444
News Corp Class B	36,285	1,053,716
Nexstar Media Group Inc	9,931	1,747,061
Paramount Global Class A (c)	3,019	66,086
Paramount Global Class B (c)	188,464	2,061,796
		17,891,873
Consumer Discretionary - 14.0%
Automobile Components - 0.6%
BorgWarner Inc	72,303	2,431,550
Gentex Corp	73,735	2,234,908
Lear Corp	17,995	1,723,201
QuantumScape Corp Class A (b)(c)	113,467	584,355
		6,974,014
Automobiles - 0.5%
Harley-Davidson Inc	38,574	1,232,439
Lucid Group Inc Class A (b)(c)	315,249	696,700
Rivian Automotive Inc Class A (b)(c)	262,332	2,649,554
Thor Industries Inc	16,212	1,687,345
		6,266,038
Broadline Retail - 0.6%
Dillard's Inc Class A	978	363,347
Etsy Inc (b)	37,076	1,907,190
Kohl's Corp	35,231	651,069
Macy's Inc	87,298	1,339,151
Nordstrom Inc	31,899	721,236
Ollie's Bargain Outlet Holdings Inc (b)	19,433	1,784,532
		6,766,525
Distributors - 0.3%
Pool Corp	11,884	4,297,730
Diversified Consumer Services - 1.2%
ADT Inc	92,522	666,158
Bright Horizons Family Solutions Inc (b)	18,372	2,452,111
Duolingo Inc Class A (b)	11,695	3,426,284
Grand Canyon Education Inc (b)	9,318	1,277,591
H&R Block Inc	44,239	2,642,395
Service Corp International/US	45,473	3,712,871
		14,177,410
Hotels, Restaurants & Leisure - 3.8%
Aramark	83,478	3,157,973
Boyd Gaming Corp	21,888	1,516,620
Caesars Entertainment Inc (b)	68,566	2,746,068
Cava Group Inc (b)	24,053	3,212,519
Choice Hotels International Inc (c)	8,895	1,240,941
Churchill Downs Inc	22,211	3,111,761
Dutch Bros Inc Class A (b)	34,833	1,153,669
Hyatt Hotels Corp Class A	13,959	2,030,337
Light & Wonder Inc Class A (b)	28,769	2,697,957
Marriott Vacations Worldwide Corp	11,095	854,648
Norwegian Cruise Line Holdings Ltd (b)	136,463	3,457,972
Penn Entertainment Inc (b)	48,020	948,395
Planet Fitness Inc Class A (b)	27,745	2,178,537
Texas Roadhouse Inc	21,257	4,062,638
Travel + Leisure Co	21,364	1,021,413
Vail Resorts Inc	12,105	2,005,677
Wendy's Co/The	54,984	1,050,744
Wingstop Inc	9,353	2,690,765
Wyndham Hotels & Resorts Inc	24,511	2,164,812
Wynn Resorts Ltd	32,569	3,127,275
		44,430,721
Household Durables - 1.6%
Leggett & Platt Inc	42,445	509,340
Mohawk Industries Inc (b)	16,719	2,244,860
Newell Brands Inc	132,232	1,163,642
SharkNinja Inc	21,099	1,945,539
Tempur Sealy International Inc	53,484	2,562,418
Toll Brothers Inc	32,585	4,771,747
TopBuild Corp (b)	10,124	3,577,619
Whirlpool Corp	16,866	1,745,800
		18,520,965
Leisure Products - 0.8%
Brunswick Corp/DE	21,520	1,716,005
Hasbro Inc	44,334	2,909,640
Mattel Inc (b)	107,881	2,198,615
Polaris Inc	16,418	1,147,782
YETI Holdings Inc (b)	27,150	955,952
		8,927,994
Specialty Retail - 3.1%
Advance Auto Parts Inc	18,985	677,575
AutoNation Inc (b)	8,101	1,259,462
Bath & Body Works Inc	71,729	2,035,669
Carvana Co Class A (b)	34,496	8,531,206
Dick's Sporting Goods Inc	17,848	3,493,746
Five Below Inc (b)	17,328	1,642,521
Floor & Decor Holdings Inc Class A (b)	33,466	3,448,671
GameStop Corp Class A (b)(c)	119,430	2,648,957
Gap Inc/The	63,980	1,328,865
Lithia Motors Inc Class A	8,638	2,871,012
Murphy USA Inc	5,910	2,886,740
Penske Automotive Group Inc	5,882	885,653
RH (b)	4,746	1,509,465
Valvoline Inc (b)	41,175	1,658,529
Wayfair Inc Class A (b)(c)	29,893	1,280,317
		36,158,388
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (b)	36,559	721,675
Carter's Inc	11,325	619,477
Columbia Sportswear Co	10,604	853,304
Crocs Inc (b)	18,957	2,043,944
PVH Corp	17,681	1,740,871
Ralph Lauren Corp Class A	12,820	2,537,463
Skechers USA Inc Class A (b)	42,006	2,581,689
Tapestry Inc	73,001	3,463,897
Under Armour Inc Class A (b)	60,041	513,351
Under Armour Inc Class C (b)	61,808	488,283
VF Corp	111,540	2,309,993
		17,873,947
TOTAL CONSUMER DISCRETIONARY		164,393,732

Consumer Staples - 3.7%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (b)	2,829	823,437
Celsius Holdings Inc (b)	56,141	1,688,721
Coca-Cola Consolidated Inc	1,924	2,163,077
		4,675,235
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	133,223	2,411,336
BJ's Wholesale Club Holdings Inc (b)	42,052	3,563,066
Casey's General Stores Inc	11,799	4,649,042
Grocery Outlet Holding Corp (b)	30,840	441,012
Maplebear Inc (b)	54,856	2,419,150
Performance Food Group Co (b)	48,717	3,958,256
US Foods Holding Corp (b)	73,027	4,502,115
		21,943,977
Food Products - 0.9%
Darling Ingredients Inc (b)	50,539	1,976,580
Flowers Foods Inc	59,729	1,327,776
Freshpet Inc (b)	14,838	1,966,629
Ingredion Inc	20,888	2,773,091
Pilgrim's Pride Corp (b)	13,157	637,325
Post Holdings Inc (b)	15,745	1,719,511
Seaboard Corp	82	226,813
		10,627,725
Household Products - 0.0%
Reynolds Consumer Products Inc	17,356	467,744
Spectrum Brands Holdings Inc	8,652	775,392
		1,243,136
Personal Care Products - 0.5%
BellRing Brands Inc (b)	41,542	2,734,710
Coty Inc Class A (b)	121,579	904,547
elf Beauty Inc (b)	17,135	1,803,459
		5,442,716
TOTAL CONSUMER STAPLES		43,932,789

Energy - 4.4%
Energy Equipment & Services - 0.3%
NOV Inc	125,530	1,946,970
Weatherford International PLC	23,004	1,817,316
		3,764,286
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream Corp	108,063	1,552,865
Antero Resources Corp (b)	92,475	2,393,253
APA Corp	115,361	2,722,520
Chord Energy Corp	19,698	2,464,220
Civitas Resources Inc	31,857	1,554,303
DT Midstream Inc	30,959	2,790,954
Eqt Corp	187,901	6,865,903
Expand Energy Corp	72,159	6,113,310
HF Sinclair Corp	50,338	1,943,550
Matador Resources Co	37,471	1,952,614
New Fortress Energy Inc Class A (c)	20,722	174,272
Ovintiv Inc	83,950	3,290,840
Permian Resources Corp Class A	208,621	2,843,504
Range Resources Corp	75,576	2,269,547
Texas Pacific Land Corp	5,987	6,980,843
Viper Energy Inc Class A	32,298	1,676,266
		47,588,764
TOTAL ENERGY		51,353,050

Financials - 15.6%
Banks - 3.3%
Bank OZK	33,876	1,482,075
BOK Financial Corp	7,234	768,468
Columbia Banking System Inc	66,467	1,894,974
Comerica Inc	42,263	2,692,576
Commerce Bancshares Inc/MO	37,981	2,373,813
Cullen/Frost Bankers Inc	18,748	2,387,558
East West Bancorp Inc	43,982	4,287,805
First Hawaiian Inc	40,600	1,004,444
First Horizon Corp	174,016	3,015,697
FNB Corp/PA	113,386	1,644,097
Pinnacle Financial Partners Inc	24,161	2,547,777
Prosperity Bancshares Inc	28,599	2,093,447
Synovus Financial Corp	45,803	2,284,196
TFS Financial Corp	16,079	206,615
Webster Financial Corp	54,408	2,818,334
Western Alliance Bancorp	34,226	2,847,945
Wintrust Financial Corp	20,685	2,397,185
Zions Bancorp NA	46,102	2,400,070
		39,147,076
Capital Markets - 3.9%
Affiliated Managers Group Inc	9,999	1,938,806
Carlyle Group Inc/The	69,797	3,491,944
Evercore Inc Class A	11,435	3,020,784
FactSet Research Systems Inc	12,125	5,505,478
Houlihan Lokey Inc Class A	16,711	2,887,159
Invesco Ltd	116,480	2,019,763
Janus Henderson Group PLC	41,202	1,702,055
Jefferies Financial Group Inc	55,647	3,560,295
Lazard Inc Class A	34,893	1,848,980
MarketAxess Holdings Inc	11,776	3,408,210
Morningstar Inc	8,509	2,791,377
Robinhood Markets Inc Class A (b)	211,738	4,973,726
SEI Investments Co	31,855	2,381,480
Stifel Financial Corp	31,647	3,279,262
TPG Inc Class A	26,786	1,812,876
Virtu Financial Inc Class A	25,887	801,462
		45,423,657
Consumer Finance - 0.9%
Ally Financial Inc	87,498	3,066,805
Credit Acceptance Corp (b)	1,982	842,350
OneMain Holdings Inc	35,979	1,787,077
SLM Corp	68,832	1,516,369
SoFi Technologies Inc Class A (b)(c)	328,470	3,669,010
		10,881,611
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	73,807	3,236,437
Corebridge Financial Inc	81,497	2,589,160
Equitable Holdings Inc	104,162	4,722,706
Euronet Worldwide Inc (b)	13,774	1,356,326
Jack Henry & Associates Inc	23,122	4,206,585
MGIC Investment Corp	82,008	2,053,480
Shift4 Payments Inc Class A (b)(c)	19,534	1,766,655
Toast Inc Class A (b)	141,412	4,246,602
UWM Holdings Corp Class A	30,018	193,316
Voya Financial Inc	32,304	2,594,011
Western Union Co/The	107,776	1,159,670
WEX Inc (b)	13,047	2,251,912
		30,376,860
Insurance - 4.1%
American Financial Group Inc/OH	22,881	2,950,047
Assurant Inc	16,581	3,178,578
Assured Guaranty Ltd	16,569	1,382,849
Axis Capital Holdings Ltd	24,752	1,937,092
Brighthouse Financial Inc (b)	19,680	930,863
Everest Group Ltd	13,719	4,878,614
First American Financial Corp	31,852	2,043,306
Globe Life Inc	28,308	2,989,325
Hanover Insurance Group Inc/The	11,377	1,687,550
Kemper Corp	19,308	1,202,309
Kinsale Capital Group Inc	7,021	3,005,760
Lincoln National Corp	54,234	1,884,632
Old Republic International Corp	79,242	2,767,923
Primerica Inc	11,016	3,049,339
Reinsurance Group of America Inc	20,940	4,420,015
RLI Corp	13,205	2,059,584
Ryan Specialty Holdings Inc Class A	32,619	2,148,614
Unum Group	58,891	3,779,624
White Mountains Insurance Group Ltd	795	1,428,726
		47,724,750
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp	235,360	2,191,202
Annaly Capital Management Inc	159,539	3,032,836
Rithm Capital Corp	163,441	1,730,840
Starwood Property Trust Inc	99,742	1,968,907
		8,923,785
TOTAL FINANCIALS		182,477,739

Health Care - 9.1%
Biotechnology - 2.8%
Apellis Pharmaceuticals Inc (b)	33,289	907,457
Exact Sciences Corp (b)	58,157	4,008,762
Exelixis Inc (b)	91,253	3,029,600
Ionis Pharmaceuticals Inc (b)	49,877	1,914,778
Natera Inc (b)	36,082	4,364,479
Neurocrine Biosciences Inc (b)	31,795	3,823,985
Roivant Sciences Ltd (b)	135,617	1,566,376
Sarepta Therapeutics Inc (b)	28,872	3,637,872
Ultragenyx Pharmaceutical Inc (b)	28,731	1,464,994
United Therapeutics Corp (b)	13,923	5,206,784
Viking Therapeutics Inc (b)	33,527	2,432,049
		32,357,136
Health Care Equipment & Supplies - 1.4%
DENTSPLY SIRONA Inc	64,414	1,492,472
Enovis Corp (b)	17,342	715,704
Envista Holdings Corp (b)	54,771	1,148,548
Globus Medical Inc Class A (b)	35,691	2,624,716
Inspire Medical Systems Inc (b)	9,338	1,821,284
Masimo Corp (b)(c)	13,655	1,966,457
Penumbra Inc (b)	11,753	2,689,909
QuidelOrtho Corp (b)	17,192	654,155
Teleflex Inc	15,014	3,018,715
		16,131,960
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc (b)	29,005	1,238,223
Amedisys Inc (b)	10,215	966,339
Chemed Corp	4,732	2,556,416
DaVita Inc (b)	16,075	2,247,446
Encompass Health Corp	31,548	3,137,764
Henry Schein Inc (b)	40,723	2,859,976
Premier Inc Class A	33,219	669,363
R1 RCM Inc (b)	50,026	713,371
Tenet Healthcare Corp (b)	30,320	4,700,206
Universal Health Services Inc Class B	18,451	3,769,724
		22,858,828
Health Care Technology - 0.1%
Certara Inc (b)	38,276	390,415
Doximity Inc Class A (b)	39,107	1,632,326
		2,022,741
Life Sciences Tools & Services - 1.8%
10X Genomics Inc Class A (b)	33,214	532,420
Azenta Inc (b)	16,902	694,503
Bio-Rad Laboratories Inc Class A (b)	6,154	2,204,301
Bio-Techne Corp	49,517	3,651,880
Bruker Corp	34,802	1,970,141
Charles River Laboratories International Inc (b)	16,282	2,907,640
Fortrea Holdings Inc (b)	28,555	480,295
Medpace Holdings Inc (b)	8,100	2,545,182
QIAGEN NV (United States)	71,229	2,998,741
Repligen Corp (b)	17,759	2,384,501
Sotera Health Co (b)	48,035	752,708
		21,122,312
Pharmaceuticals - 1.1%
Catalent Inc (b)	57,698	3,381,103
Elanco Animal Health Inc (b)	156,935	1,983,658
Intra-Cellular Therapies Inc (b)	32,813	2,780,902
Jazz Pharmaceuticals PLC (b)	19,624	2,159,229
Organon & Co	82,014	1,540,223
Perrigo Co PLC	43,197	1,107,139
		12,952,254
TOTAL HEALTH CARE		107,445,231

Industrials - 20.6%
Aerospace & Defense - 1.8%
BWX Technologies Inc	29,065	3,538,664
Curtiss-Wright Corp	12,161	4,195,059
Hexcel Corp	25,940	1,522,419
Huntington Ingalls Industries Inc	12,590	2,328,646
Loar Holdings Inc (c)	3,361	289,650
Spirit AeroSystems Holdings Inc Class A (b)	36,961	1,196,428
Textron Inc	59,584	4,791,745
Woodward Inc	19,164	3,144,621
		21,007,232
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	37,022	3,814,747
GXO Logistics Inc (b)	37,420	2,238,090
		6,052,837
Building Products - 3.2%
A O Smith Corp	38,315	2,877,457
AAON Inc	21,771	2,486,684
Advanced Drainage Systems Inc	22,349	3,349,668
Allegion plc	27,883	3,893,303
Armstrong World Industries Inc	13,850	1,932,767
AZEK Co Inc/The Class A (b)	45,764	2,013,616
Fortune Brands Innovations Inc	39,254	3,271,036
Hayward Holdings Inc (b)	45,460	739,179
Lennox International Inc	10,219	6,157,663
Owens Corning	27,504	4,862,432
Simpson Manufacturing Co Inc	13,510	2,428,963
Trex Co Inc (b)	34,550	2,447,868
		36,460,636
Commercial Services & Supplies - 1.0%
Clean Harbors Inc (b)	16,233	3,754,044
MSA Safety Inc	11,797	1,957,712
Stericycle Inc (b)	29,385	1,806,296
Tetra Tech Inc	84,951	4,152,405
Vestis Corp	41,947	567,123
		12,237,580
Construction & Engineering - 2.2%
AECOM	43,271	4,621,343
API Group Corp (b)	72,502	2,475,218
Comfort Systems USA Inc	11,204	4,381,212
EMCOR Group Inc	14,822	6,611,650
MasTec Inc (b)	19,974	2,454,605
MDU Resources Group Inc	64,637	1,864,777
Valmont Industries Inc	6,345	1,977,610
WillScot Holdings Corp (b)	58,873	1,951,051
		26,337,466
Electrical Equipment - 1.3%
Acuity Brands Inc	9,816	2,951,573
Generac Holdings Inc (b)	18,769	3,107,208
nVent Electric PLC	52,660	3,926,857
Regal Rexnord Corp	21,162	3,524,319
Sensata Technologies Holding PLC	47,635	1,635,786
		15,145,743
Ground Transportation - 1.7%
Avis Budget Group Inc (c)	5,489	455,587
Knight-Swift Transportation Holdings Inc	49,881	2,597,802
Landstar System Inc	11,339	1,993,056
Lyft Inc Class A (b)	115,081	1,492,601
Ryder System Inc	13,563	1,983,996
Saia Inc (b)	8,442	4,124,846
Schneider National Inc Class B	14,939	422,475
U-Haul Holding Co (b)(c)	2,480	181,858
U-Haul Holding Co Class N	31,945	2,180,566
XPO Inc (b)	36,444	4,757,035
		20,189,822
Machinery - 4.7%
AGCO Corp	19,839	1,980,726
Allison Transmission Holdings Inc	27,864	2,977,547
Crane Co	15,590	2,451,995
Donaldson Co Inc	38,279	2,800,492
Esab Corp	18,026	2,217,919
Flowserve Corp	41,859	2,203,458
Gates Industrial Corp PLC (b)	65,328	1,264,096
Graco Inc	53,325	4,343,321
ITT Inc	26,265	3,680,252
Lincoln Electric Holdings Inc	17,594	3,387,901
Middleby Corp/The (b)	16,974	2,201,528
Nordson Corp	18,090	4,484,330
Oshkosh Corp	20,794	2,125,979
Pentair PLC	52,636	5,217,280
RBC Bearings Inc (b)	9,060	2,539,971
Snap-on Inc	16,495	5,445,494
Timken Co/The	20,598	1,709,634
Toro Co/The	33,289	2,679,099
		53,711,022
Marine Transportation - 0.2%
Kirby Corp (b)	18,492	2,122,141
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	40,002	1,916,495
American Airlines Group Inc (b)(c)	208,670	2,796,178
		4,712,673
Professional Services - 2.3%
CACI International Inc (b)	7,037	3,888,365
Clarivate PLC (b)(c)	130,136	858,898
Concentrix Corp	14,997	637,522
Dayforce Inc (b)(c)	48,016	3,406,735
Dun & Bradstreet Holdings Inc	96,401	1,146,208
FTI Consulting Inc (b)	11,210	2,186,847
Genpact Ltd	55,996	2,137,367
KBR Inc	42,426	2,842,966
ManpowerGroup Inc	15,023	944,196
Parsons Corp (b)	14,584	1,577,405
Paycor HCM Inc (b)	23,198	350,058
Paylocity Holding Corp (b)	13,975	2,579,366
Robert Half Inc	32,248	2,196,411
Science Applications International Corp	16,288	2,350,196
		27,102,540
Trading Companies & Distributors - 1.3%
Air Lease Corp Class A	33,246	1,474,460
Core & Main Inc Class A (b)	61,162	2,708,253
MSC Industrial Direct Co Inc Class A	14,626	1,156,478
SiteOne Landscape Supply Inc (b)	14,215	1,986,404
Watsco Inc	11,025	5,214,936
Wesco International Inc	13,902	2,668,767
		15,209,298
TOTAL INDUSTRIALS		240,288,990

Information Technology - 10.9%
Communications Equipment - 1.1%
Ciena Corp (b)	45,885	2,914,156
F5 Inc (b)	18,622	4,355,314
Juniper Networks Inc	103,839	4,039,337
Lumentum Holdings Inc (b)	21,273	1,358,707
Ubiquiti Inc	1,325	352,039
		13,019,553
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics Inc (b)	16,925	2,008,490
Avnet Inc	28,619	1,551,436
Cognex Corp	54,792	2,204,282
Coherent Corp (b)	42,143	3,895,699
Crane NXT Co	15,625	847,969
IPG Photonics Corp (b)	8,802	712,610
Jabil Inc	35,226	4,335,968
Littelfuse Inc	7,780	1,903,221
TD SYNNEX Corp	24,026	2,771,399
Vontier Corp	49,227	1,825,337
		22,056,411
IT Services - 0.8%
Amdocs Ltd	36,514	3,203,921
DXC Technology Co (b)	57,010	1,132,219
Globant SA (b)	13,407	2,813,995
Kyndryl Holdings Inc (b)	72,474	1,658,930
		8,809,065
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology Inc	35,937	914,597
Astera Labs Inc (b)	7,031	493,294
Cirrus Logic Inc (b)	17,139	1,882,205
Lattice Semiconductor Corp (b)	43,412	2,199,252
MACOM Technology Solutions Holdings Inc (b)	17,782	1,998,697
MKS Instruments Inc	21,310	2,116,722
Onto Innovation Inc (b)	15,612	3,096,328
Qorvo Inc (b)	30,172	2,150,057
Universal Display Corp	14,870	2,681,358
Wolfspeed Inc (b)(c)	39,712	528,567
		18,061,077
Software - 5.2%
Appfolio Inc Class A (b)	7,222	1,501,237
Aspen Technology Inc (b)	8,573	2,012,340
Bentley Systems Inc Class B	44,672	2,155,871
BILL Holdings Inc (b)	32,647	1,905,279
Ccc Intelligent Solutions Holdings Inc Class A (b)	144,134	1,500,435
Confluent Inc Class A (b)	78,923	2,065,415
Dolby Laboratories Inc Class A	18,632	1,358,273
DoubleVerify Holdings Inc (b)	46,206	787,812
Dropbox Inc Class A (b)	76,803	1,985,358
Dynatrace Inc (b)	94,008	5,057,630
Elastic NV (b)	25,937	2,080,926
Five9 Inc (b)	23,373	690,204
Gen Digital Inc	173,318	5,045,287
Gitlab Inc Class A (b)	37,770	2,030,138
Guidewire Software Inc (b)	26,093	4,860,082
HashiCorp Inc Class A (b)	44,972	1,522,752
Informatica Inc Class A (b)	20,643	563,553
Manhattan Associates Inc (b)	19,526	5,142,367
nCino Inc (b)	26,305	981,177
Nutanix Inc Class A (b)	77,421	4,807,844
Pegasystems Inc	14,211	1,128,922
Procore Technologies Inc (b)	33,562	2,203,345
RingCentral Inc Class A (b)	26,191	943,138
SentinelOne Inc Class A (b)	87,611	2,259,488
Smartsheet Inc Class A (b)	42,625	2,404,903
Teradata Corp (b)	30,930	996,874
UiPath Inc Class A (b)	141,535	1,749,373
Unity Software Inc (b)(c)	94,814	1,903,865
		61,643,888
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (b)	97,863	4,898,043
TOTAL INFORMATION TECHNOLOGY		128,488,037

Materials - 7.1%
Chemicals - 1.9%
Ashland Inc	15,919	1,346,270
Axalta Coating Systems Ltd (b)	70,213	2,662,477
Chemours Co/The	47,527	863,089
Element Solutions Inc	71,342	1,933,368
FMC Corp	39,695	2,579,778
Huntsman Corp	52,082	1,145,804
Mosaic Co/The	101,988	2,729,199
NewMarket Corp	2,144	1,125,536
Olin Corp	37,385	1,533,907
RPM International Inc	40,524	5,151,006
Scotts Miracle-Gro Co/The	13,538	1,177,535
		22,247,969
Construction Materials - 0.3%
Eagle Materials Inc	10,606	3,027,589
Containers & Packaging - 3.2%
AptarGroup Inc	21,044	3,533,498
Avery Dennison Corp	25,543	5,288,167
Berry Global Group Inc	36,509	2,572,059
Crown Holdings Inc	37,273	3,486,889
Graphic Packaging Holding CO	94,676	2,675,544
Packaging Corp of America	28,264	6,470,760
Sealed Air Corp	46,373	1,677,775
Silgan Holdings Inc	26,420	1,366,971
Smurfit WestRock PLC	164,815	8,487,973
Sonoco Products Co	31,217	1,639,517
		37,199,153
Metals & Mining - 1.6%
Alcoa Corp	79,877	3,202,269
ATI Inc (b)	39,335	2,073,348
Cleveland-Cliffs Inc (b)	146,873	1,906,412
MP Materials Corp (b)(c)	41,761	751,279
Reliance Inc	18,205	5,212,820
Royal Gold Inc	20,936	3,057,912
United States Steel Corp	71,029	2,759,477
		18,963,517
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	20,536	2,031,010
TOTAL MATERIALS		83,469,238

Real Estate - 7.5%
Health Care REITs - 0.5%
Healthcare Realty Trust Inc	121,193	2,082,096
Medical Properties Trust Inc (c)	189,223	876,102
Omega Healthcare Investors Inc	78,655	3,340,478
		6,298,676
Hotel & Resort REITs - 0.4%
Host Hotels & Resorts Inc	222,197	3,830,677
Park Hotels & Resorts Inc	66,196	919,462
		4,750,139
Industrial REITs - 1.0%
Americold Realty Trust Inc	90,581	2,326,120
EastGroup Properties Inc	15,414	2,640,110
First Industrial Realty Trust Inc	42,098	2,209,724
Rexford Industrial Realty Inc	68,741	2,948,302
STAG Industrial Inc Class A	57,683	2,150,422
		12,274,678
Office REITs - 0.9%
BXP Inc	50,065	4,033,236
Cousins Properties Inc	48,287	1,479,031
Highwoods Properties Inc	33,244	1,115,004
Kilroy Realty Corp	37,254	1,498,356
Vornado Realty Trust	55,867	2,313,452
		10,439,079
Real Estate Management & Development - 0.7%
Howard Hughes Holdings Inc (b)	9,875	750,895
Jones Lang LaSalle Inc (b)	15,064	4,081,742
Seaport Entertainment Group Inc	2,467	66,979
Zillow Group Inc Class A (b)	15,016	871,679
Zillow Group Inc Class C (b)	50,536	3,036,708
		8,808,003
Residential REITs - 1.0%
American Homes 4 Rent Class A	107,635	3,793,057
Camden Property Trust	32,987	3,819,565
Equity LifeStyle Properties Inc	58,745	4,119,200
		11,731,822
Retail REITs - 1.7%
Agree Realty Corp	31,572	2,344,221
Brixmor Property Group Inc	95,524	2,574,372
Federal Realty Investment Trust	26,274	2,912,210
Kimco Realty Corp	210,017	4,981,603
NNN REIT Inc	57,782	2,510,050
Regency Centers Corp	58,602	4,186,527
		19,508,983
Specialized REITs - 1.3%
CubeSmart	71,329	3,412,379
EPR Properties	23,815	1,080,487
Gaming and Leisure Properties Inc	83,039	4,167,727
Lamar Advertising Co Class A	27,761	3,664,452
National Storage Affiliates Trust	21,908	923,422
Rayonier Inc	47,091	1,470,652
		14,719,119
TOTAL REAL ESTATE		88,530,499

Utilities - 2.3%
Electric Utilities - 1.1%
IDACORP Inc	16,118	1,667,891
NRG Energy Inc	66,190	5,983,576
OGE Energy Corp	63,724	2,548,323
Pinnacle West Capital Corp	36,193	3,178,107
		13,377,897
Gas Utilities - 0.3%
National Fuel Gas Co	29,040	1,757,791
UGI Corp	66,889	1,599,316
		3,357,107
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A (United States) (c)	43,073	1,317,172
Clearway Energy Inc Class A	11,092	295,490
Clearway Energy Inc Class C	26,079	740,122
		2,352,784
Multi-Utilities - 0.4%
NiSource Inc	142,987	5,027,423
Water Utilities - 0.3%
Essential Utilities Inc	80,269	3,098,383
TOTAL UTILITIES		27,213,594

TOTAL UNITED STATES		1,153,996,631
TOTAL COMMON STOCKS (Cost $889,313,758)		1,170,060,845

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $226,367)	5.08	227,000	226,418

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	5,663,099	5,664,232
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	23,245,067	23,247,391
TOTAL MONEY MARKET FUNDS (Cost $28,911,623)			28,911,623

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $918,451,748)	1,199,198,886
NET OTHER ASSETS (LIABILITIES) - (2.1)% (d)	(24,797,102)
NET ASSETS - 100.0%	1,174,401,784

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Dec 2024	4,359,040	71,557	71,557

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $107,100 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $226,418.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,441,647	19,880,767	16,658,182	47,554	-	-	5,664,232	0.0%
Fidelity Securities Lending Cash Central Fund	55,893,492	46,349,057	78,995,158	60,209	-	-	23,247,391	0.1%
Total	58,335,139	66,229,824	95,653,340	107,763	-	-	28,911,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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